Income Taxes - Components of Income Tax Expense (Benefit) (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit)
Income tax expense (benefit) for policyholder tax attributable to policyholder earnings	€ 0	€ 23	€ 0
Total current tax expense benefits from previously unrecognized tax losses, tax credits and deductible temporary differences	5	7	3
Reduction/(increase) of total deferred tax benefit due to previously unrecognized tax losses (tax credits/deductible tem-porary differences) and the reversal of previous write-downs of deferred tax assets and expenses arising from write-downs of deferred tax assets	(163)	€ (38)	€ 187
One-time tax charge from the re-measurement of its U.S. deferred tax assets and liabilities (reduction in the U.S. federal statutory tax rate from 35% of 21%)	(1,446)
thereof: Recorded as income tax expense in net income	(1,437)
thereof: Recorded directly in other comprehensive income	€ (8)
Domestic income tax rate used for calculating deferred tax assets and liabilities	31.30%	31.30%	31.00%
From DB Group recognized deferred tax assets for entities which suffer a loss	€ 5,900	€ 5,800
Temporary differences associated with the Group's parent company's investments in subsidiaries, branches and associates and interests in joint ventures of which no deferred tax liabilities were recognized	€ 72	€ 67